Accrued Expenses	12 Months Ended
Dec. 31, 2024
Accrued Expenses [Abstract]
ACCRUED EXPENSES

NOTE 5 - ACCRUED EXPENSES:

	December 31,
	2024	2023

Salary and related expenses	$90,203	95,566
Accrued audit fees	56,250	40,000
Accrued legal fees	-	30,000
Accrued consulting fees	24,076	24,705
Other expenses	850	-
	$171,379	190,271